Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease
	Payment due by December 31
	Total	2022
	USD	USD
Operating lease commitments for Lease expense under lease agreements	9,044	9,044
Operating lease commitments for property management expenses under lease agreements	71,618	71,168